Fees Summary	Sep. 20, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	221,400.00
Total Offset Amount	$ 0.00
Narrative Disclosure	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of Annaly Capital Management, Inc. (the "Registrant") on Form S-3ASR (File No. 333-282261) filed on September 20, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.
Net Fee	$ 221,400.00
Narrative - Max Aggregate Offering Amount | shares	1,500,000,000
Final Prospectus	true